Inventories - Summary Reconciliation Of Provision For Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [abstract]
Provisions for inventories beginning balance	€ 284	€ 288
Charge to income statement	65	116
Reduction/(releases)	(56)	(97)
Currency translations	9	(26)
Others	6	3
Provisions for inventories ending balance	€ 308	€ 284